FT Vest High Yield & Target Income ETF Shareholder Fees	Oct. 31, 2025
FT Vest High Yield & Target Income ETF | FT Vest High Yield & Target Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%